Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	$ 688,185,127	$ 554,886,639
Derivative instruments	3,584,937	1,000,964
Other financial assets	4,041,415	3,352,404
Trade accounts receivable and other accounts receivable	3,041,448	5,366,754
Derivative instruments	37,020,922	16,422,737
Other financial assets	39,379,065	20,660,450
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	3,613,470	3,033,502
Total Current	3,613,470	3,033,502
Derivative instruments		1,911,233
Total Non-current		1,911,233
Total	3,613,470	4,944,735
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	730,524,889	592,856,895
Other financial assets	118,547	808,692
Total Current	730,643,436	593,665,587
Trade accounts receivable and other accounts receivable	522,134,341	493,375,481
Total Non-current	522,134,341	493,375,481
Total	1,252,777,777	1,087,041,068
Other Comprehensive Income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	127,854
Derivative instruments	14,620,453	18,387,261
Total Current	14,748,307	18,515,115
Equity instruments	2,358,143	2,326,480
Total Non-current	2,358,143	2,326,480
Total	17,106,450	20,841,595
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments	3,584,937	1,000,964
Total Current	3,584,937	1,000,964
Derivative instruments	37,020,922	16,422,737
Total Non-current	37,020,922	16,422,737
Total	$ 40,605,859	$ 17,423,701